SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Financial Information for Reportable Segments
The table below presents financial information for our reportable segments and reconciles total Segment Adjusted EBITDA to Loss before income taxes:

	Year ended December 31,
	2020	2019	2018
Revenues
New Zealand	$458,858	$486,380	$556,410
Bolivia	151,001	206,804	240,941
Unallocated Corporate & Eliminations	440	743	824

Total revenues	$610,299	$693,927	$798,175

Segment Adjusted EBITDA
New Zealand	$111,446	$106,308	$90,396
Bolivia	6,613	42,475	65,531
Equity-based compensation	(5,637)	(4,041)	(5,856)
Acquisition and other nonrecurring costs	(2,360)	(6,946)	(4,002)
Depreciation, amortization and accretion	(106,971)	(109,845)	(111,889)
Gain (loss) on disposal of assets and sale-leaseback transaction	2,525	11,169	(1,346)
Interest expense	(46,517)	(45,988)	(45,913)
Change in fair value of warrant liability	(49)	1	6,361
Debt modification and extinguishment costs	—	—	(4,192)
Other, net	(4,611)	555	(4,682)
Unallocated Corporate & Eliminations	(11,034)	(10,462)	(11,249)

Loss before income taxes	$(56,595)	$(16,774)	$(26,841)

Depreciation, amortization and accretion
New Zealand	$64,635	$64,197	$66,160
Bolivia	41,907	44,944	45,107
Unallocated Corporate & Eliminations	429	704	622

Total depreciation, amortization and accretion	$106,971	$109,845	$111,889

Capital expenditures
New Zealand	$65,060	$59,555	$53,085
Bolivia	12,251	25,636	29,659
Unallocated Corporate & Eliminations	20	21	180

Total capital expenditures	$77,331	$85,212	$82,924

Total assets
New Zealand	$602,568	$496,270
Bolivia	340,436	331,538
Unallocated Corporate & Eliminations	46,027	10,819

Total assets	$989,031	$838,627

Schedule of Revenues By Product or Service
The table below presents total revenues by product or service type for the years ended December 31, 2020, 2019 and 2018:

	New Zealand	Bolivia	Unallocated Corporate & Eliminations	Total
Year ended December 31, 2020
Wireless service revenues	$266,630	$144,820	$—	$411,450
Wireline service revenues	83,545	—	—	83,545
Equipment sales	101,860	4,399	—	106,259
Non-subscriber ILD and other revenues	6,823	1,782	440	9,045

Total revenues	$458,858	$151,001	$440	$610,299

Year ended December 31, 2019
Wireless service revenues	$261,218	$195,974	$—	$457,192
Wireline service revenues	69,317	—	—	69,317
Equipment sales	149,103	8,403	—	157,506
Non-subscriber ILD and other revenues	6,742	2,427	743	9,912

Total revenues	$486,380	$206,804	$743	$693,927

Year ended December 31, 2018
Wireless service revenues	$265,947	$234,380	$—	$500,327
Wireline service revenues	61,804	—	—	61,804
Equipment sales	217,015	4,595	—	221,610
Non-subscriber ILD and other revenues	11,644	1,966	824	14,434

Total revenues	$556,410	$240,941	$824	$798,175